Concentrations (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Sales [Member]
Concentrations (Textual)
Major customer definition as per company standards, description		The credit risk of customers, historical trends and other information. J. Terrence Thompson accounted for more than 10% of the Company's accounts receivable as of March, 2019 and 2018.
Accounts Receivable [Member]
Concentrations (Textual)
Major customer definition as per company standards, description	The Company establishes allowances for doubtful accounts based upon factors surrounding the credit risk of customers, historical trends and other information. J. Terrence Thompson accounted for more than 10% of the Company's accounts receivable as of March 31, 2019.